Leases (Details) - Schedule of maturity of operating lease liabilities	Dec. 31, 2020 USD ($)
Schedule of maturity of operating lease liabilities [Abstract]
2021	$ 873,872
2022	961,259
2023	1,057,385
2024	1,163,124
Total lease payments	4,055,640
Less: imputed interest	(367,444)
Total lease liabilities	$ 3,688,196